SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restatement of Previously Issued Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liability			$ (56,576)		$ 56,417
Loss before income taxes					(34,955)
Net loss	$ (43,180)	$ (23,766)	(102,288)	$ (45,570)	(34,015)	$ (103,596)
Total comprehensive loss, net of taxes of $0	(43,055)	(23,634)	(102,175)	(45,597)	$ (34,099)	$ (103,425)
Earnings (loss) per share:
Net loss per share-basic and diluted					$ (0.22)	$ (0.69)
Tax on Comprehensive income (loss)	0	0	0	0	$ 0	$ 0
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability					93,328
Total current liabilities	41,548		41,548		30,499	20,642
Total liabilities	59,359		59,359		125,984	33,640
Additional paid-in capital	1,387,779		1,387,779		844,188	453,242
Accumulated deficit	(430,565)		(430,565)		(328,277)	(294,262)
Total Stockholders' Equity	$ 957,344	$ 116,158	957,344	116,158	515,925	(277,462)	$ 939,564	$ (299,425)	$ (184,569)
Cash flows from operating activities:
Net loss			$ (102,288)	$ (45,570)	(34,015)	(103,596)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Loss before income taxes					(91,372)
Net loss					(90,432)
Total comprehensive loss, net of taxes of $0					$ (90,516)
Earnings (loss) per share:
Net loss per share-basic and diluted					$ (0.57)
CONDENSED CONSOLIDATED BALANCE SHEETS
Total liabilities					$ 32,656
Additional paid-in capital					993,933
Accumulated deficit					(384,694)
Total Stockholders' Equity					609,253	$ 159,071
Restatement Impact
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Change in fair value of warrant liability					56,417
Loss before income taxes					56,417
Net loss					56,417
Total comprehensive loss, net of taxes of $0					$ 56,417
Earnings (loss) per share:
Net loss per share-basic and diluted					$ 0.35
CONDENSED CONSOLIDATED BALANCE SHEETS
Warrant liability					$ 93,328
Total liabilities					93,328
Additional paid-in capital					(149,745)
Accumulated deficit					56,417
Total Stockholders' Equity					(93,328)
Cash flows from operating activities:
Net loss					$ 56,400